As filed with the Securities and Exchange Commission on July 28, 1997.

                                                               File No. 33-44712
                                                               File No. 811-6509
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                   | |
                         POST-EFFECTIVE AMENDMENT NO. 14              |X|
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940               | |
                                AMENDMENT NO. 16                      |X|

                                The Pillar Funds
               (Exact Name of Registrant as Specified in Charter)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  David G. Lee
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103

  It is proposed that this filing will become effective (check appropriate box)

              |X| immediately upon filing pursuant to Paragraph (b) | | on (date) pursuant to Paragraph (b)
              | | 60 days after filing pursuant to Paragraph (a)
              | | 75 days after filing pursuant to Paragraph (a)
              | | on (date) pursuant to Paragraph (a) of Rule 485

Registrant has elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 notice on February 18, 1997.

================================================================================

                                THE PILLAR FUNDS
                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                           LOCATION


         PART A-Prime Obligation Money Market Fund--Class A and Class B

                        Fixed Income Fund--Class A and B
    U.S. Treasury Securities Money Market Fund, Tax-Exempt Money Market Fund,
                    New Jersey Municipal Securities Fund and
                 Pennsylvania Municipal Securities Fund--Class A

           Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund and International Growth Fund--Class A and B

Item 1.  Cover Page.........................................................  Cover Page
Item 2.  Synopsis...........................................................  Summary
Item 3.  Condensed Financial Information....................................  Financial Highlights
Item 4.  General Description of Registrant..................................  The Trust; Investment Objectives and
                                                                                Policies; Investment Limitations;
                                                                                Description of Permitted Investments
Item 5.  Management of the Trust............................................  The Advisor; The Sub-Advisor; The
                                                                                Administrator; The Shareholder Servicing
                                                                                Agent; The Distributor; General
                                                                                Information--The Trust; General
                                                                                Information--Trustees of the Trust
Item 5A. Management's Discussion of Fund Performance........................             *
Item 6.  Capital Stock and Other Securities.................................  Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered...............................  Cover Page; The Distributor; Purchase of
                                                                                Shares; Alternative Sales Charge Options;
                                                                                Redemption of Shares
Item 8.  Redemption or Repurchase...........................................  Purchase of Shares; Redemption of Shares
Item 9.  Pending Legal Proceedings..........................................  Not Applicable


               PART A--U.S. Treasury Securities Money Market Fund,
                     Prime Obligation Money Market Fund and
                      Tax-Exempt Money Market Fund--Class I

            Fixed Income Fund, New Jersey Municipal Securities Fund,
                   Pennsylvania Municipal Securities Fund and
              Intermediate-Term Government Securities Fund--Class I

           Equity Growth Fund, Equity Value Fund, Equity Income Fund,
                         Mid Cap Fund, Balanced Fund and

N-1A ITEM NO.                                                           LOCATION


                       International Growth Fund--Class I

Item 1.  Cover Page........................................................   Cover Page
Item 2.  Synopsis..........................................................   Summary
Item 3.  Condensed Financial Information...................................   Financial Highlights
Item 4.  General Description of Registrant.................................   The Trust; Investment Objectives and
                                                                                Policies; Investment Limitations;
                                                                                Description of Permitted Investments
Item 5.  Management of the Trust...........................................   The Advisor; The Sub-Advisor; The
                                                                                Administrator; The Shareholder Servicing
                                                                                Agent; The Distributor; General
                                                                                Information--The Trust; General
                                                                                Information--Trustees of the Trust
Item 5A. Management's Discussion of Fund Performance.......................                  *
Item 6.  Capital Stock and Other Securities................................   Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered..............................   Cover Page; The Distributor; Purchase and
                                                                                Redemption of Shares
Item 8.  Redemption or Repurchase..........................................   Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings.........................................   Not Applicable


                                PART B--All Funds

Item 10. Cover Page........................................................   Cover Page
Item 11. Table of Contents.................................................   Table of Contents
Item 12. General Information and History...................................   General Information and History--The Trust
Item 13. Investment Objectives and Policies................................   Investment Objectives and Policies--
                                                                                Description of Permitted Investments;
                                                                                Investment Objectives and Policies--
                                                                                Investment Limitations
Item 14. Management of the Registrant.....................................    General Information--Trustees of the Trust
                                                                                (Prospectus); Management of the Trust--
                                                                                Trustees and Officers of the Trust;
                                                                                Management of the Trust--The
                                                                                Administrator
Item 15. Control Persons and Principal Holders of
           Securities......................................................    Management of the Trust--Trustees and
                                                                                Officers of the Trust
Item 16. Investment Advisory and Other Services...........................    Management of the Trust--The Advisor;
                                                                                Management of the Trust--The Sub-
                                                                                Advisor: Management of the Trust--The
                                                                                Administrator; The Distributor and
                                                                                Distribution Plans; Shareholder Services;
                                                                                Experts

N-1A ITEM NO.                                                           LOCATION

Item 17. Brokerage Allocation and Other Practices.........................    Fund Transactions--General; Fund
                                                                                Transactions--Trading Practices and
                                                                                Brokerage
Item 18. Capital Stock and Other Securities...............................    General Information and History--
                                                                                Description of Shares
Item 19. Purchase, Redemption, and Pricing of
            Securities Being Offered......................................    Purchase and Redemption of Shares
                                                                                (Prospectus and Statement of Additional
                                                                                Information); Determination of Net Asset
                                                                                Value
Item 20. Tax Status.......................................................    Taxes (Prospectus and Statement of
                                                                                Additional Information)
Item 21. Underwriters.....................................................    The Distributor and Distribution Plans
Item 22. Calculation of Performance Data..................................    Performance--Computation of Yield;
                                                                                Performance--Calculation of Total Return
Item 23. Financial Statements.............................................    Financial Information


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------
* Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

The Prospectuses, which include the Registrant's Equity Growth Fund, are incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-44712 and 811-6509), filed with the Securities and Exchange Commission (the "SEC") on April 30, 1997 (Accession Number 0000950115-97-000670) and Registrant's Statement of Additional Information is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed with the SEC on June 12, 1997 (Accession Number 0000950115-97-000928).

                                THE PILLAR FUNDS

                       Prime Obligation Money Market Fund
                   U.S. Treasury Securities Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            International Growth Fund

                           Class A and Class B Shares

                         Supplement dated July 28, 1997
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class A Shares and Class B Shares of the Equity Growth Fund for the period ended June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class A Shares of the Equity Growth Fund for the period February 3, 1997 (commencement of operations) to June 30, 1997 and Class B Shares of the Equity Growth Fund for the period May 21, 1997 (commencement of operations) to June 30, 1997.


For a share outstanding throughout the period:


                                                                       CLASS A          CLASS B
                                                                      SHARES(1)        SHARES(2)
                                                                      ---------        ---------
Net Asset Value Beginning of Period                                    $10.00           $10.41
Net Investment Income                                                      --           $(0.01)
Realized and Unrealized Gains or Losses on Securities                  $ 0.86           $ 0.43
Distributions from Net Investment Income                                   --               --
Distribution from Capital Gains                                            --               --
Net Asset Value End of Period                                          $10.86           $10.83
Total Return (+)                                                         8.61%            4.34%
Net Assets End of Period (000)                                         $96              $26
Ratio of Expenses to Average Net Assets                                  1.05%            1.80%
Ratio of Income to Average Net Assets                                    0.02%           (0.78)%
Ratio of Expenses to Average Net Assets (Excluding Waivers)              1.12%            2.07%


                                                                       CLASS A          CLASS B
                                                                      SHARES(1)        SHARES(2)
                                                                      ---------        ---------
Ratio of Net Investment Income to Average Net Assets                    (0.05)%          (1.05)%
(Excluding Waivers)
Portfolio Turnover Rate                                                 52.52%           52.52%
Average Commission Rate(++)                                            $.0636           $.0636

----------
(+) Total Return does not reflect sales loads on Class A and Class B Shares. (++) Average commission rate paid per share for security purchases and sales during the period.
(1) The Equity Growth Fund Class A Shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.
(2) The Equity Growth Fund Class B Shares commenced operations on May 21, 1997. All ratios are through June 30, 1997 and have been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                  Intermediate-Term Government Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Mid Cap Fund
                            International Growth Fund
                                  Balanced Fund

                                 Class I Shares

                         Supplement dated July 28, 1997
                     to the Prospectus dated April 30, 1997


The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the Equity Growth Fund for the period ended June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class I Shares of the Equity Growth Fund for the period February 3, 1997 (commencement of operations) to June 30, 1997.


For a share outstanding throughout the period:

                                                                     CLASS I
                                                                    SHARES(1)
                                                                    ---------
Net Asset Value Beginning of Period                                 $10.00
Net Investment Income                                               $ 0.01
Realized and Unrealized Gains or Losses on Securities               $ 0.84
Distributions from Net Investment Income                            $(0.01)
Distribution from Capital Gains                                         --
Net Asset Value End of Period                                       $10.84
Total Return                                                          8.53%
Net Assets End of Period (000)                                      $189,397
Ratio of Expenses to Average Net Assets                               0.80%
Ratio of Income to Average Net Assets                                 0.29%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.04%

                                                                     CLASS I
                                                                    SHARES(1)
                                                                    ---------
Ratio of Net Income to Average Net Assets (Excluding Waivers)         0.05%
Portfolio Turnover Rate                                              52.52%
Average Commission Rate(+)                                          $.0636

----------
(+) Average commission rate paid per share for security purchases and sales during the period.
(1) The Equity Growth Fund Class I Shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE PILLAR FUNDS

                                  (the "Trust")

    Supplement dated July 28, 1997 to the Statement of Additional Information
                 dated April 30, 1997 and amended June 30, 1997

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Equity Growth Fund of the Trust for the period ending June 30, 1997.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                                                   June 30, 1997
Statement of Net Assets (unaudited)

Pillar Equity Growth Fund
--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Common Stocks--89.1%
Banks 2.6%
  First Union                                             21,600       $ 1,998
  Northern Trust                                          60,200         2,912
                                                                       -------
                                                                         4,910
                                                                       -------
Beauty Products--2.2%
  Procter & Gamble                                        29,200         4,125
                                                                       -------
Chemicals--1.5%
  Monsanto                                                67,900         2,924

Computers & Services--14.8%
  Computer Associates International                       71,850         4,001
  Computer Sciences*                                      41,600         3,000
  Dell Computer*                                          24,100         2,830
  Electronic Data Systems                                 89,900         3,686
  EMC*                                                    70,200         2,738
  Hewlett Packard                                         69,900         3,914
  Microsoft*                                              30,800         3,892
  Sungard Data Systems*                                   86,500         4,022
                                                                       -------
                                                                        28,083
                                                                       -------
Drugs--7.1%
  Merck                                                   63,100         6,531
  Pfizer                                                  57,300         6,847
                                                                       -------
                                                                        13,378
                                                                       -------
Entertainment--2.5%
  Walt Disney                                             58,500         4,695
                                                                       -------
Financial Services--4.0%
  FHLMC                                                   63,100         2,169
  Franklin Resources                                      44,300         3,215
  MBNA                                                    60,275         2,208
                                                                       -------
                                                                         7,592
                                                                       -------
Food, Beverage & Tobacco--1.8%
  Coca Cola                                               48,500         3,383
                                                                       -------
Gas/Natural Gas--1.0%
  Enron                                                   46,700         1,906
                                                                       -------
Household Products--2.8%
  Illinois Tool Works                                    104,600         5,223
                                                                       -------
Insurance--5.4%
  American International Group                            27,250         4,071
  Conseco                                                 50,660         1,874
  Sunamerica                                              40,500         1,974
  Travelers                                               36,966         2,331
                                                                       -------
                                                                        10,250
                                                                       -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Leisure Products--2.4%
  Mattel                                                   137,300     $ 4,651
                                                                       -------
Machinery--3.0%
  General Electric                                          88,100       5,760
                                                                       -------
Marine Transportation--1.6%
  Carnival, Class A                                         74,200       3,061
                                                                       -------
Medical Products & Services--1.2%
  Boston Scientific*                                        36,900       2,267
                                                                       -------
Medical Products & Services--1.9%
  Healthsouth Rehabilitation*                              147,500       3,678
                                                                       -------
Miscellaneous Business Services--11.8%
  3Com*                                                     62,800       2,826
  Automatic Data Processing                                101,300       4,761
  Cisco Systems*                                            47,800       3,209
  First Data                                               108,100       4,750
  Oracle Systems*                                          101,050       5,090
  Parametric Technology*                                    42,090       1,792
                                                                       -------
                                                                        22,428
                                                                       -------
Miscellaneous Consumer Services--3.9%
  Accustaff*                                               126,200       2,989
  Service International                                    132,600       4,359
                                                                       -------
                                                                         7,348
                                                                       -------
Rubber & Plastic--1.1%
  Nike                                                      34,600       2,020
                                                                       -------
Semi-Conductors/Instruments 5.0%
  Intel                                                     21,900       3,106
  LSI Logic*                                                74,200       2,374
  Xilinx*                                                   81,500       3,999
                                                                       -------
                                                                         9,479
                                                                       -------
Specialty Construction--2.7%
  Ericsson ADR*                                            129,210       5,088
                                                                       -------
Steel & Steel Works 1.6%
  Engelhard                                                141,150       2,955
                                                                       -------
Telephones & Telecommunication--1.7%
  Worldcom*                                                103,630       3,316
                                                                       -------
Wholesale--5.5%
  Gillette                                                  50,200       4,756
  Johnson & Johnson                                         87,200       5,614
                                                                       -------
                                                                        10,370
                                                                       -------
Total Common Stocks
  (Cost $136,992)                                                      168,890
                                                                       -------

-------------------------------------------------------------------------------
                                                                            1

Statement of Net Assets (unaudited) (concluded)

Pillar Equity Growth
-------------------------------------------------------------------------------
                                                    Face Amount       Market
Description                                        (000)/Shares    Value (000)
-------------------------------------------------------------------------------
Cash Equivalents-- 8.3%
  Aim Short-Term Prime Obligation                   $   5,320       $   5,320
  Vontobel Europacific Fund                               507          10,361
                                                                    ---------
Total Cash Equivalents
  (Cost $ 13,334)                                                      15,681
                                                                    ---------
Treasury Bills--0.8%
  U.S. Treasury Bills (A)
    4.400%, 07/03/97                                    1,500           1,499
                                                                    ---------
Total Treasury Bills
  (Cost $1,500)                                                         1,499
                                                                    ---------
Total Investments--98.2%
  (Cost $151,826)                                                     186,070
                                                                    ---------

Other Assets and Liabilities, Net--1.8%                                 3,449
                                                                    ---------



-------------------------------------------------------------------------------
                                                                     Market
Descripiion                                                      Value (000)
-------------------------------------------------------------------------------
Net Assets:

  Portfolio Shares of Class I (unlimited
    authorization--no par value) based
    on 17,476,951 outstanding shares of
    beneficial interest                                             $141,659
  Portfolio Shares of Class A (unlimited
    authorization--no par value) based
    on 8,830 outstanding shares of
    beneficial interest                                                   92
  Portfolio Shares of Class B (unlimited
    authorization--no par value) based
    on 2,427 outstanding shares of
    beneficial interest                                                   25
  Distributions in excess of
    net investment income                                                 (3)
  Accumulated net realized gain
    on investments                                                    13,502
  Net unrealized appreciation
    on investments                                                    34,244
                                                                    --------
Total Net Assets--100.0%                                            $189,519
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class I                                          $  10.84
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class A                                          $  10.86
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class B                                          $  10.83
                                                                    ========
Maximum Offering Price Per Share--
  Class A ($10.86 divided by 94.5%)                                 $  11.49
                                                                    ========

*    Non-income producing security
(A) Zero Coupon Security. The rate reflected on the Statement of Net Assets represents the security's discount rate at time of purchase.
ADR  American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
2

-------------------------------------------------------------------------------
Statement of Operations (000)

For the period ended June 30, 1997 (unaudited)

                                                 Equity
                                                 Growth
                                                Fund (1)
                                               ----------

Investment income:
  Dividend income                               $   709
  Interest income                                   184
                                               ----------
  Total income                                      893
                                               ----------
Expenses:
  Investment advisory fee                           564
  Less investment advisory fee waived              (183)
  Administration fee                                151
  Custodian fee                                      19
  Professional fees                                  18
  Printing expense                                   17
  Transfer agent fee                                 15
  Insurance and other expenses                        7
                                               ----------
  Total expenses, net of waivers                    608
                                               ----------
Net investment income                               285
  Net realized gain
    on investments                               13,502
  Net unrealized appreciation
    of investment securities                     34,244
                                               ----------
  Net increase in net assets resulting
    from operations                             $48,031
                                               ----------

(1) The Equity Growth Fund commenced operations on February 3, 1997

    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                                                                              3

Statement of Changes in Net Assets (000)

For the period ended June 30, 1997 (unaudited)
                                                            --------------
                                                            Equity Growth
                                                               Fund (1)
                                                            --------------
                                                                 1997
                                                            --------------
Investment activities:
  Net investment income                                      $     285
  Net realized gain on securities sold                          13,502
  Net unrealized appreciation
    of investment securities                                    34,244
                                                            --------------
  Net increase in net assets resulting
    from operations                                             48,031
                                                            --------------
Distributions to shareholders:
  Net investment income:
    Class I                                                       (254)
    Class A                                                        (34)
    Class B                                                         --
  Realized capital gains:
    Class I                                                         --
    Class A                                                         --
    Class B                                                         --
                                                            --------------
    Total distributions                                           (288)
                                                            --------------
Share transactions:
  Class I:
   Proceeds from shares issued                                   3,911
   Value received in connection with acquisition of
     common trust fund assets                                  188,338
   Reinvestment of cash distributions                               29
   Cost of shares redeemed                                     (50,619)
                                                            --------------
      Net Class I share transactions                           141,659
                                                            --------------
  Class A:
    Proceeds from shares issued                                     92
    Reinvestment of cash distributions                              --
    Cost of shares redeemed                                         --
                                                            --------------
      Net Class A share transactions                                92
                                                            --------------
  Class B:
    Proceeds from shares issued                                     25
    Reinvestment of cash distributions                              --
    Cost of shares redeemed                                         --
                                                            --------------
      Net Class B share transactions                                25
                                                            --------------
  Increase (decrease) in net assets from
    share transactions                                         141,776
                                                            --------------
  Total increase (decrease) in net assets                      189,519
                                                            --------------
Net Assets:
  Beginning of period                                               --
                                                            --------------
Net Assets:
  End of period                                              $ 189,519
                                                            --------------
Shares issued and redeemed:
  Class I shares:
    Issued                                                         398
    Shares issued in connection with acquisition of
      common trust fund assets                                  22,103
    Issued in lieu of cash distributions                             3
    Redeemed                                                    (5,027)
                                                            --------------
      Net Class I share transactions                            17,477
                                                            --------------
  Class A shares:
    Issued                                                           9
    Issued in lieu of cash distributions                            --
    Redeemed                                                        --
                                                            --------------
      Net Class A share transactions                                 9
                                                            --------------
  Class B shares:
    Issued                                                           2
    Issued in lieu of cash distributions                            --
    Redeemed                                                        --
                                                            --------------
      Net Class B share transactions                                 2
                                                            --------------
      Net increase (decrease) in shares                         17,488
                                                            --------------

(1) The Equity Growth Fund commenced operations on February 3, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
4

-------------------------------------------------------------------------------------------------------------------------
Financial Highlights (unaudited)

                Net Asset               Realized and    Distributions  Distributions
                 Value         Net       Unrealized       from Net          from      Net Asset            Net Assets
               Beginning   Investment  Gains or Losses   Investment        Capital    Value End   Total      End of
               of Period     Income     on Securities      Income           Gains     of Period  Return(+) Period (000)
-------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
-------------------------------------------------------------------------------------------------------------------------
  CLASS I
  1997 (1)       $10.00     $0.01          $0.84           $(0.01)            --       $10.84      8.53%       $189,397
  CLASS A
  1997(1)        $10.00     --             $0.86            --                --       $10.86      8.61%       $     96
  CLASS B
  1997(2)        $10.41     $(0.01)        $0.43            --                --       $10.83      4.34%       $     26
-------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Financial Highlights (unaudited) (Continued)

                                             Ratio of       Ratio of
                                             Expenses      Net Income
                Ratio of        Ratio of    to Average    to Average
                Expenses         Income     Net Assets    Net Assets      Portfolio     Average
               to Average      to Average   (Excluding    (Excluding        Turnover   Commission
               Net Assets      Net Assets     Waivers)      Waivers)          Rate       Rate(++)
---------------------------------------------------------------------------------------------------
Equity Growth Fund
---------------------------------------------------------------------------------------------------
  CLASS I
  1997(1)        0.80%           0.29%         1.04%         0.05%           52.52%      $.0636
  CLASS A
  1997(1)        1.05%           0.02%         1.12%        (0.05)%          52.52%      $.0636
  CLASS B
  1997(2)        1.80%          (0.78)%        2.07%        (1.05)%          52.52%      $.0636
---------------------------------------------------------------------------------------------------


(+) Total Rrturn does not reflect sales loads on Class A and Class B shares. (++) Average commission rate paid per share for securiy purchases and sales during the period.
(1) The Equity Growth Fund Class A and Class I shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.
(2) The Equity Growth Fund Class B shares commenced operations on May 21, 1997. All ratios are through June 30, 1997 and have been annualized.


    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                                                                               5

                                                                   June 30, 1997

Notes to Financial Statements (unaudited)

1. Organization

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with sixteen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid-Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a nondiversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information that relates only to the Equity Growth Fund. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the Significant accounting policies followed by the Fund.

     Security Valuation--Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

     Federal Income Taxes--It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Investment Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     Distributions to Shareholders--Distributions from net investment income for the Fund are declared and paid quarterly.

     Expenses--Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

     Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of

-------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                                                                   June 30, 1997

initial shares outstanding at the time of redemption.

     Certain officers and/or Trustees of the Fund are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Fund for serving as officers of the Fund. The Fund pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

4. Administration and Distribution Agreements

The Fund and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Fund with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets.

     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Fund's shares. The Fund has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Fund an annual distribution fee of 0.25% of the Fund's Class A average daily net assets. The Fund has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Fund an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets. The Distributor receives no fees for its distribution services for Class I shares of the Fund.

5. Investment Advisory and Custodian Agreements

The Fund and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

     Summit Bank also acts as Custodian of securities for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of the Fund.

6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities other than short term investments, during the period ended June 30, 1997 is as follows:

                                 Equity
                                 Growth
                                 ------
                                  (000)
Purchases
  U.S. Gov't                      7,568
  Other                         104,802
Sales
  U.S. Gov't                        --
  Other                          93,181

At June 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1997, for the Fund is as follows:

                                 Equity
                                 Growth
                                 ------
                                  (000)
Aggregate gross
  unrealized gain                36,769
Aggregate gross
  unrealized loss                (2,525)
                                 -------
Net unrealized
  gain (loss)                    34,244
                                 =======

8. Common Trust Fund Conversion

On February 1, 1997, fourteen common trust funds merged into the Trust in a tax-free conversion (with the exception of the Summit Bank Employee Benefit Bond Fund which did not qualify for tax-free treatment). As a result, assets of six existing Funds increased and one new fund, the Equity Growth Fund, was created. Total assets of the Trust increased by approximately $673 million.

-------------------------------------------------------------------------------

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

           Financial statements and exhibits filed as part of the Registration
Statement:

           (a) Part A - Financial Highlights

           (b) Part B

           (i) The following audited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market, Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, GNMA, Equity Value, Equity Income, Mid Cap, Balanced and International Growth Funds for the fiscal year ended December 31, 1996, including the report of Arthur Andersen LLP dated February 14, 1997, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on February 27, 1997 with Accession Number 0000935069-97-000018.

           Schedule of Investments
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

           (ii) The following unaudited financial statements for the Equity Growth Fund (i) for the period from February 3, 1997(commencement of operations) to June 30, 1997 for Class A Shares and Class I Shares; and (ii) for the period from May 21, 1997 (commencement of operations) to June 30, 1997 for Class B Shares are included in the Statement of Additional Information.

           Schedule of Investments
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

(1) Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(2) Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on December 23, 1991, are incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(3)        Not Applicable.
(4)        Not Applicable.

(5)(a) Administration Agreement between Registrant and SEI Financial Management Corporation dated February 28, 1992 as amended May 25, 1996 and December 1, 1996 is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(5)(b) Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993 is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(5)(c) Investment Advisory Agreement between Registrant and United Jersey Bank Investment Management Division dated April 28, 1996 is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(5)(d) Investment Advisory Agreement dated April 28, 1996 between Registrant and United Jersey Bank Investment Management Division (the "Advisor") with respect to the International Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(5)(e) Investment Sub-Advisory Agreement dated April 28, 1996 between the Advisor and Wellington Management Company, LLP is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(5)(f) Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992, is incorporated by reference to Exhibit 99.B5(g) to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(5)(g) Form of Transfer Agent Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.
(6)(a) Distribution Agreement between Registrant and SEI Financial Services Company dated February 28, 1992, as amended May 25, 1993 originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992, is incorporated by reference to Exhibit 99.B6 to Post-Effective Amendment No.9, as filed on November 13, 1996.
(6)(b) Distribution and Agreement-Class B Shares between Registrant and SEI Financial Services Company dated February 20, 1997 is incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.
(7)        Not Applicable.
(8)(a) Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(8)(b) Custodian Agreement dated April 22, 1992 between United Jersey Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(9)        Not Applicable.
(10) Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 27, 1992, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.

(15)(a) Distribution Plan-Class A (formerly Class B) is incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(15)(b) Distribution Plan-U.S. Treasury Securities Plus Money Market Fund originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on March 1, 1993, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
(15)(c) Amended and Restated Rule 18f-3 Multiple Class Plan dated February 20, 1997 is incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.
(15)(d) Distribution Plan-Class B Shares dated February 20, 1997 is incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.
(16) Performance Quotation Computation originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 1, 1993, is incorporated by reference.
(24)(a) Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman, Christine H. Yackman, James B. Grecco, Stephen G. Meyer and David G. Lee are incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
(27)       Financial Data Schedules are filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant

           See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26.  Number of Holders of Securities:
           As of  June 30, 1997,

                                                                                                  Number of
                Title and Class                                                                Record Holders
                ---------------                                                                --------------
                Units of beneficial interest, without par value--
                   U.S. Treasury Securities Money Market Fund--Class A.........................       96
                   U.S. Treasury Securities Money Market Fund--Class I.........................       15
                   U.S. Treasury Securities Plus Money Market Fund.............................      261
                   Prime Obligation Money Market Fund--Class A.................................      359
                   Prime Obligation Money Market Fund--Class B.................................        3
                   Prime Obligation Money Market Fund--Class I.................................      982
                   Tax-Exempt Money Market Fund--Class A.......................................       99
                   Tax-Exempt Money Market Fund--Class I.......................................      300
                   Short-Term Investment Fund--Class A.........................................       70
                   Short-Term Investment Fund--Class I.........................................      505
                   Fixed Income Fund--Class A..................................................      439
                   Fixed Income Fund--Class B..................................................        6
                   Fixed Income Fund--Class I..................................................      781




                   New Jersey Municipal Securities Fund--Class A...............................      903
                   New Jersey Municipal Securities Fund--Class I...............................      300
                   Pennsylvania Municipal Securities Fund--Class A.............................       20
                   Pennsylvania Municipal Securities Fund--Class I.............................        7
                   Intermediate-Term Government Securities Fund--Class A.......................      166
                   Intermediate-Term Government Securities Fund--Class I.......................      202
                   GNMA Fund--Class A..........................................................      145
                   GNMA Fund--Class I..........................................................      221
                   Equity Value Fund--Class A..................................................      984
                   Equity Value Fund--Class B..................................................       97
                   Equity Value Fund--Class I..................................................      375
                   Equity Income Fund--Class A.................................................    1,220
                   Equity Income Fund--Class B.................................................      120
                   Equity Income Fund--Class I.................................................      440
                   Mid Cap Fund--Class A.......................................................      948
                   Mid Cap Fund--Class I.......................................................      145
                   Balanced Fund--Class A......................................................      948
                   Balanced Fund--Class B......................................................       48
                   Balanced Fund--Class I......................................................        9
                   International Growth Fund--Class A..........................................      211
                   International Growth Fund--Class B..........................................       15
                   International Growth Fund--Class I..........................................      371
                   Equity Growth Fund--Class A.................................................        9
                   Equity Growth Fund--Class B.................................................        6
                   Equity Growth Fund--Class I.................................................       13
                   Institutional Select Money Market Fund......................................        0


Item 27.  Indemnification:

          Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

          Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:


             Name and Position                        Name of                        Connection with
          with Investment Advisor                  Other Company                      Other Company
Directors:
T. Joseph Semrod, Chairman, Chief
Executive Officer & Director................ Summit Bancorp                       Chairman & CEO
Robert G. Cox, President & Director......... Summit Bancorp                       President
John G. Collins, Vice Chairman &
Director.................................... Summit Bancorp                       Vice Chairman
Bjorn Ahlstrom, Director.................... Volvo North America                  --
                                             Corporation, Retired
Robert L. Boyle, Director................... William H. Hintelmann Firm           Representative
James C. Brady, Jr., Director............... Mill House Associates, L.P.          Partner
Barry D. Brown, Director.................... Princeton Insurance Co.              Chairman
T.J. Dermot Dunphy, Director................ Sealed Air Corporation               President & CEO
Anne Evans Estabrook, Director.............. Elberon Development Co.              Owner
Elinor J. Ferdon, Director.................. Girl Scouts of the USA               President
Samuel Gerstein, Esq., Director............. Gerstein, Cohen & Grayson            Partner
Richard H. Goldberger, Director............. Linda's Flame Roasted Chicken        Chairman
Robert S. Hekemian, Director................ Hekemian & Co., Inc.                 Chairman & CEO
Thomas C. Jamieson, Jr., Esq., Director..... Jamieson, Moore, Peskin &            Chairman & President
                                             Spicer, PA
Vincent P. Langone, Director................ L&S Incorporated                     --
Francis J. Mertz, Director.................. Fairleigh Dickinson University       President
George L. Miles, Jr., Director.............. WQED Pittsburgh                      President & CEO
Bertram B. Miller, Director................. B.B. Miller & Company                President
Henry S. Patterson II, Director............. E'town Corporation                   President
Raymond Silverstein, Director............... Alloy, Silverstein, Shapiro,         Consultant
                                             Adams, Mulford & Co.
Orin R. Smith, Director..................... Engelhard Corp.                      Chairman & CEO
Sylvester L. Sullivan, Director............. Car Rentals, Inc.                    President
Joseph M. Tabak, Director................... JPC Enterprises, Inc.                President & CEO
Robert A. Woodruff, Director................ Woodruff Oil Company                 President

          Wellington Management Company, LLP ("WMC") is the investment sub-advisor for the International Growth Fund. The principal address of WMC is 75 State Street, Boston, MA 02109.

          The list required by this Item 28 of officers and directors of WMC, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WMC pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

          SEI Daily Income Trust                               July 15, 1982
          SEI Liquid Asset Trust                               November 29, 1982
          SEI Tax Exempt Trust                                 December 3, 1982
          SEI Index Funds                                      July 10, 1985
          SEI Institutional Managed Trust                      January 22, 1987
          SEI International Trust                              August 30, 1988
          The Advisors' Inner Circle Fund                      November 14, 1991
          CUFUND                                               May 1, 1992
          STI Classic Funds                                    May 29, 1992
          CoreFunds, Inc.                                      October 30, 1992
          First American Funds, Inc.                           November 1, 1992
          First American Investment Funds, Inc.                November 1, 1992
          The Arbor Fund                                       January 28, 1993
          Boston 1784 Funds(R)                                 June 1, 1993
          The PBHG Funds, Inc.                                 July 16, 1993
          Marquis Funds(R)                                     August 17, 1993
          Morgan Grenfell Investment Trust                     January 3, 1994
          The Achievement Funds Trust                          December 27, 1994
          Bishop Street Funds                                  January 27, 1995
          CrestFunds, Inc.                                     March 1, 1995
          STI Classic Variable Trust                           August 18, 1995
          ARK Funds                                            November 1, 1995
          Monitor Funds                                        January 11, 1996
          FMB Funds, Inc.                                      March 1, 1996
          SEI Asset Allocation Trust                           April 1, 1996

          TIP Funds                                            April 28, 1996
          SEI Institutional Investments Trust                  June 14, 1996
          First American Strategy Funds, Inc.                  October 1, 1996
          HighMark Funds                                       February 15, 1997
          Armada Funds                                         March 8, 1997
          The Expedition Funds                                 June 9, 1997

          The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                          Position and Office                                        Positions and Offices
Name                      with Underwriter                                              with Registrant
----                      ----------------                                            --------------------
Alfred P. West, Jr.       Director, Chairman & Chief Executive Officer                          --
Henry H. Greer            Director, President & Chief Operating Officer                         --
Carmen V. Romeo           Director, Executive Vice President & President-Investment             --
                           Advisory Group                                                       --
Gilbert L. Beebower       Executive Vice President                                              --
Richard B. Lieb           Executive Vice President, President-Investment Services Division      --
Dennis J. McGonigle       Executive Vice President                                              --
Leo J. Dolan, Jr.         Senior Vice President                                                 --
Carl A. Guarino           Senior Vice President                                                 --
Larry Hutchison           Senior Vice President                                                 --
David G. Lee              Senior Vice President                                                 --
Jack May                  Senior Vice President                                                 --
A. Keith McDowell         Senior Vice President                                                 --
Hartland J. McKeown       Senior Vice President                                                 --
Barbara J. Moore          Senior Vice President                                                 --
Kevin P. Robins           Senior Vice President, General Counsel &                              --
                           Secretary
Robert Wagner             Senior Vice President                                                 --
Patrick K. Walsh          Senior Vice President                                                 --
Robert Aller              Vice President                                                        --
Marc H. Cahn              Vice President & Assistant Secretary                                  --
Gordon W. Carpenter       Vice President                                                        --
Todd Cipperman            Vice President & Assistant Secretary                                  --
Robert Crudup             Vice President & Managing Director                                    --
Barbara Doyne             Vice President                                                        --
Jeff Drennen              Vice President                                                        --
Vic Galef                 Vice President & Managing Director                                    --
Kathy Heilig              Vice President & Treasurer                                            --

Michael Kantor            Vice President                                                        --
Samuel King               Vice President                                                        --
Kim Kirk                  Vice President & Managing Director                                    --
Donald H. Korytowski      Vice President                                                        --
John Krzeminski           Vice President & Managing Director                                    --
Carolyn McLaurin          Vice President & Managing Director                                    --
W. Kelso Morrill          Vice President                                                        --
Joanne Nelson             Vice President                                                        --
Barbara A. Nugent         Vice President & Assistant Secretary                                  --
Sandra K. Orlow           Vice President & Assistant Secretary                                  --
Donald Pepin              Vice President & Managing Director                                    --
Kim Rainey                Vice President                                                        --
Mark Samuels              Vice President & Managing Director                                    --
Steve Smith               Vice President                                                        --
Daniel Spaventa           Vice President                                                        --
Kathryn L. Stanton        Vice President & Assistant Secretary                                  --
Wayne M. Withrow          Vice President & Managing Director                                    --
James Dougherty           Director of Brokerage Services                                        --


Item 30.  Location of Accounts and Records:

        Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
        (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Union Bank of California Global Custody
                  475 Sansome Street
                  11th Floor
                  San Francisco, CA 94111

              (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C)
        and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
        Administrator:

                  SEI Fund Resources
                  Oaks, PA  19456

              (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:

                  Summit Bank Investment Management Division,
                      a division of Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Wellington Management Company, LLP
                  75 State Street
                  Boston, MA  02109


Item 31.  Management Services: None.

Item 32.  Undertakings:

        Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Institutional Select Money Market Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 12.

        Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

        Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                     NOTICE

        A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement No. 33-44712 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of July, 1997.



                                           THE PILLAR FUNDS


                                           By: /s/ David G. Lee
                                              ----------------------------------
                                              David G. Lee
                                              President & Chief  Executive
                                              Officer


        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


            *                           Trustee                           July  28, 1997
-------------------------------
       Arthur L. Berman

            *                           Trustee                           July 28, 1997
-------------------------------
       Ray  Konrad

            *                           Trustee                           July 28, 1997
-------------------------------
       Robert A. Nesher

            *                           Trustee                           July 28, 1997
-------------------------------
    Christine H. Yackman

            *                           Trustee                           July 28, 1997
-------------------------------
        James B. Grecco

/s/ Mark E. Nagle                      Controller                         July 28, 1997
-------------------------------        & Chief Financial Officer
       Mark E. Nagle


*By: /s/ David G. Lee
    ---------------------------
        David G. Lee
        Attorney-in-Fact

                                  EXHIBIT INDEX

  Exhibit                                          Name
  -------                                          ----
EX-99.B1             Registrant's Declaration of Trust dated September 9, 1991
                     originally filed with Registrant's Registration Statement
                     on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991 , is
                     incorporated by reference to Post-Effective Amendment No.
                     9, as filed on November 13, 1996.

EX-99.B2             Registrant's By-laws originally filed with Registrant's  Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange
                     Commission on December 23, 1991, are incorporated by reference to Post-
                     Effective Amendment No. 9, as filed on November 13, 1996.

EX-99.B5(a)          Administration Agreement between Registrant and SEI
                     Financial Management Corporation dated February 28, 1992,
                     as amended May 25, 1996 and December 1, 1996, is
                     incorporated by reference to Post-Effective Amendment No.
                     10, as filed on February 28, 1997.

EX-99.B5(b)          Registrant's Consent to Assignment and Assumption dated
                     June 1, 1996 of the Administration Contract dated February
                     28, 1992, as amended May 25, 1993 is incorporated by
                     reference to Post-Effective Amendment No. 10, as filed on
                     February 28, 1997.

EX-99.B5(c)          Investment Advisory Agreement between Registrant and United
                     Jersey Bank Investment Management Division dated April 28,
                     1996 is incorporated by reference to Post-Effective
                     Amendment No. 10, as filed on February 28, 1997.

EX-99.B5(d)          Investment Advisory Agreement dated April 28, 1996 between
                     Registrant and United Jersey Bank Investment Management
                     Division (the "Advisor") with respect to the International
                     Growth Portfolio is incorporated by reference to
                     Post-Effective Amendment No. 10, as filed on February 28,
                     1997.

EX-99.B5(e)          Investment Sub-Advisory Agreement between the Advisor and
                     Wellington Management Company, LLP is incorporated by
                     reference to Post-Effective Amendment No. 10, as filed on
                     February 28, 1997.

EX-99.B5(f)          Transfer Agent Agreement originally filed with Post-Effective Amendment
                     No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-
                     44712) with the Securities and Exchange Commission on September 24,
                     1992, is incorporated by reference to Exhibit 99.B5(g) to Post-Efffective
                     Amendment No. 9, as filed on November 13, 1996.

EX-99.B5(g)          Form of Transfer Agent Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective
                     Amendment No. 11, as filed on April 30, 1997.


  Exhibit                                          Name
  -------                                          ----
EX-99.B6(a)          Distribution Agreement between Registrant and SEI Financial Services
                     Company dated February 28, 1992, as amended May 25, 1993, originally filed with Post-Effective Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1A (File No. 33-44712) with the Securities and
                     Exchange Commission on September 24, 1992, is incorporated by reference to Exhibit 99.B6 to Post-Effective Amendment No.9, as filed on November
                     13, 1996.

EX-99.B6(b)          Distribution Agreement-Class B Shares between Registrant
                     and SEI Financial Services Company dated February 20, 1997 is incorporated by reference to Post-Effective Amendment
                     No. 11, as filed on April 30, 1997.

EX-99.B8(a)          Custodian Agreement dated February 28, 1992 between Registrant and
                     United Jersey Bank originally filed with Post-Effective Amendment No. 1 to
                     Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24,  1992, is
                     incorporated by reference to Post-Effective Amendment No. 9, as filed on
                     November 13, 1996.

EX-99.B8(b)          Custodian Agreement dated April 22, 1992 between United
                     Jersey Bank and The Bank of California, National
                     Association originally filed with Post- Effective Amendment
                     No. 5 to Registrant's Registration Statement on Form N-1A
                     (File No. 33-44712), with the Securities and Exchange
                     Commission on February 10, 1995, is incorporated by
                     reference to Post-Effective Amendment No. 9, as filed on
                     November 13, 1996.

EX-99.B10            Opinion and Consent of Counsel originally filed with Pre-Effective
                     Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File
                     No. 33-44712) with the Securities and Exchange Commission on March 27,
                     1992, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.

EX-99.B11            Consent of Independent Public Accountants is filed herewith.

EX-99.B15(a)         Distribution Plan-Class A (formerly Class B) is incorporated by reference to
                     Post-Effective Amendment No. 10, as filed on February 28, 1997.

EX-99.B15(b)         Distribution Plan-U.S. Treasury Securities Plus Money Market Fund
                     originally filed with Post-Effective Amendment No. 2 to Registrant's
                     Registration Statement on Form N-1A (File No. 33-44712), filed with the
                     Securities and Exchange Commission on March 1, 1993, is incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13,
                     1996.

  Exhibit                                          Name
  -------                                          ----
EX-99.B15(c)         Amended and Restated Rule 18f-3 Multiple Class Plan dated
                     February 20, 1997 is incorporated by reference to
                     Post-Effective Amendment No. 11, as filed on April 30,
                     1997.

EX-99.B15(d)         Distribution Plan-Class B Shares dated February 20, 1997 is incorporated by reference to Post-Effective Amendment No.
                     11, as filed on April 30, 1997.

EX-99.B16            Performance Quotation Computation originally filed with Post-Effective
                     Amendment No. 2 to Registrant Registration Statement on Form N-1A (File
                     No. 33-44712), with the Securities and Exchange Commission on March 1,
                     1993, is incorporated by reference.

EX-99.B24(a)         Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman,
                     Christine H. Yackman, James B. Grecco, Stephen G. Meyer and David G.
                     Lee are incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.

EX-99.B27            Financial Data Schedules are filed herewith.
